Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Disclosure Discontinued Operations [Abstract]
Number of publications sold	22
Aggregate purchase price from sale	$ 2,800
Impairment loss related to discontinued operations	1,922		404
Impairment loss related to previously discontinued operations	206
Discontinued operations revenue	8,722	11,123	13,941
Tax effect of discontinued operations	0	0	0
Loss from discontinued operations, net of income taxes	$ (2,340)	$ (699)	$ (542)